Convertible Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule of shares of preferred stock

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(11,270,000)
Class A ordinary shares issuance costs	(12,737,837)
Plus:
Accretion of carrying value to redemption value	24,007,837
Class A ordinary shares subject to possible redemption, December 31, 2021	$230,000,000
Less:
Redemption of Class A Ordinary Shares	(191,429,316)
Add:
Accretion of carrying value to redemption value	1,722,913
Class A ordinary shares subject to possible redemption, September 30, 2022	$40,293,597

At December 31, 2021 and 2020, the Class A ordinary shares reflected in the consolidated balance sheets are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(11,270,000)
Class A ordinary shares issuance costs	(12,737,837)
Plus:
Accretion of carrying value to redemption value	24,007,837
Class A ordinary shares subject to possible redemption	$230,000,000

TEMPO AUTOMATION INC
Schedule of shares of preferred stock

	As of December 31, 2021
				Aggregate
	Authorized	Shares issued and	Capital	liquidation
	shares	outstanding	Raised	preference
Shares designated as:
Series A Preferred Stock	7,048,031	6,963,183	$8,000	$8,000
Series A‑1 Preferred Stock	1,528,501	1,528,501	502	502
Series A‑2 Preferred Stock	1,541,170	1,541,170	760	760
Series B Preferred Stock	7,358,928	7,320,385	20,000	20,180
Series C Preferred Stock	12,083,866	10,669,200	40,000	40,000
Series C‑1 Preferred Stock	1,497,748	1,497,748	5,054	5,054
	31,058,244	29,520,187	$74,316	$74,496

	As of December 31, 2020
				Aggregate
	Authorized	Shares issued and	Capital	liquidation
	shares	outstanding	Raised	preference
Shares designated as:
Series A Preferred Stock	7,048,031	6,963,183	$8,000	$8,000
Series A‑1 Preferred Stock	1,528,501	1,528,501	502	502
Series A‑2 Preferred Stock	1,541,170	1,541,170	760	760
Series B Preferred Stock	7,397,470	7,320,385	20,000	20,180
Series C Preferred Stock	10,669,200	10,669,200	40,000	40,000
Series C‑1 Preferred Stock(1)	1,497,748	1,497,748	5,054	5,054
Series C‑2 Preferred Stock	10,300,550	—	—	—
	39,982,670	29,520,187	$74,316	$74,496
(1)	These shares were issued through a conversion of the $5.0 million convertible note in April 2019.